Ivy Pzena International Value Fund
Ivy Pzena International Value Fund
Objective
To seek to provide capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in funds within the Ivy Funds and/or InvestEd Portfolios. More information about these and other discounts is available from your financial professional, as well as in the Sales Charge Reductions section on page 255 of the Fund’s prospectus, in the Purchase, Redemption and Pricing of Shares section on page 146 of the Fund’s statement of additional information (SAI) and in Appendix B — Intermediary Sales Charge Discounts and Waivers. The Fund’s Class B shares are not available for purchase by new or existing investors, but are available for dividend reinvestment and exchanges.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Ivy Pzena International Value Fund - USD ($)	Class A		Class B		Class C		Class I	Class N	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		none		none		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	none	none	none	none
Maximum Account Fee	$ 20	[2]	none		none		none	none	none	none
[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[2]	With limited exceptions, for Class A shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Ivy Pzena International Value Fund		Class A	Class B	Class C	Class I	Class N	Class R	Class Y
Management Fees		1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	none	0.50%	0.25%
Other Expenses		0.50%	1.12%	0.35%	0.32%	0.15%	0.38%	0.30%
Total Annual Fund Operating Expenses		1.75%	3.12%	2.35%	1.32%	1.15%	1.88%	1.55%
Fee Waiver and/or Expense Reimbursement	[1],[2]	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3]	1.54%	2.91%	2.14%	1.11%	0.94%	1.67%	1.34%
[1]	Through July 31, 2019, IDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated without the consent of the Board.
[2]	Through July 31, 2019, Ivy Investment Management Company (IICO), the Fund’s investment manager, has contractually agreed to reduce the management fee paid by the Fund by an annual rate of 0.21% of average daily net assets. Prior to that date, the reduction may not be terminated by IICO or the Board of Trustees (Board).
[3]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because it has been restated to reflect a change in the Fund’s Management Fee waiver.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for the period indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Ivy Pzena International Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	723	1,075	1,451	2,502
Class B Shares	694	1,243	1,717	3,096
Class C Shares	217	713	1,236	2,670
Class I Shares	113	398	703	1,572
Class N Shares	96	345	613	1,379
Class R Shares	170	571	997	2,184
Class Y Shares	136	469	825	1,828

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Ivy Pzena International Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	723	1,075	1,451	2,502
Class B Shares	294	943	1,617	3,096
Class C Shares	217	713	1,236	2,670
Class I Shares	113	398	703	1,572
Class N Shares	96	345	613	1,379
Class R Shares	170	571	997	2,184
Class Y Shares	136	469	825	1,828

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.
Principal Investment Strategies
Ivy Pzena International Value Fund invests at least 80% of its net assets in equity securities of issuers located in, or with significant business, assets, or operations in, countries throughout the world other than the United States. In managing the Fund’s assets, Pzena Investment Management, LLC (Pzena), the Fund’s subadviser, looks to invest in companies from a universe generally consisting of the 1,500 largest non-U.S. companies that it believes are undervalued on the basis of current price to an estimated normal level of earnings. The Fund generally invests up to 10% of its portfolio in emerging markets. A company is considered to be located in an emerging market country if it is organized under the laws of, or has a principal office in, an emerging country; if it has a class of securities whose principal securities market is in an emerging country; if it derives 50% or more of its total revenue from goods produced, sales made or services provided in one or more emerging countries; or if it maintains 50% or more of its assets in one or more emerging countries. Pzena has discretion to determine which countries are regarded as emerging markets, although those classified by Morgan Stanley Capital International (MSCI) as emerging typically will be included, together with other countries having similar characteristics.

The Fund’s portfolio generally will consist of 60 to 80 stocks identified through a research-driven, bottom-up security selection process based on fundamental research, with relative sizing based on valuation, risk and diversification. The Fund seeks to invest in stocks that, in the opinion of Pzena, sell at a substantial discount to their intrinsic value, but have solid long-term prospects. The Fund primarily invests in common stocks. From time to time, the Fund may have a significant portion of its assets invested in securities of companies in the same economic sector.

In evaluating an investment by the Fund, Pzena focuses on the company’s underlying financial condition and business prospects, considering estimated earnings, economic conditions, degree of competitive or pricing pressures and the experience and competence of management, among other factors.

In Pzena’s opinion, normal earnings provide a more accurate measure for evaluating a company’s performance by smoothing out extreme high and low periods of performance; therefore, this is the measure on which Pzena focuses. Securities considered for investment typically will include companies undergoing temporary stress in the present business environment, but where Pzena judges there is a management plan or other mechanism by which earnings can be restored to the normal level. Furthermore, Pzena seeks companies with attributes that provide downside valuation protection, such as trough levels of cash flow and liquidation value. Pzena employs a classic value investment approach for the Fund (i.e., constructing a portfolio of securities that are undervalued relative to their long-term earnings power).

Pzena’s sell discipline is guided by the same ranking system with which Pzena originally screens the investment universe. Pzena typically sells a security when it reaches the midpoint of its proprietary screening model which Pzena judges to be “fair value;” however, Pzena may hold a security beyond this point in order to maintain a desired level of diversification. Pzena also may sell a security to take advantage of what it believes are more attractive opportunities, when there is a change in company fundamentals or to raise cash.
Principal Investment Risks
As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Company Risk. A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries. Investments in securities issued in these countries may be more volatile and less liquid than securities issued in more developed countries. Emerging markets are more susceptible to capital controls, governmental interference, local taxes being imposed on international investments, restrictions on gaining access to sales proceeds, and less efficient trading markets.
  Financials Sector Risk. Investment risks associated with investing in securities in the financials sector, in addition to other risks, include extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased interindustry consolidation and competition in the financials sector. The impact of more stringent capital requirements, recent or future regulation on any individual financial company or recent or future regulation on the financials economic sector as a whole cannot be predicted.
  Foreign Currency Risk. Foreign securities may be denominated in foreign currencies. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations. Investing in foreign currencies for purposes of gaining from projected changes in exchange rates further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets.
  Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s operations, products or services in those foreign markets. As a result, a company’s domicile and/or the markets in which the company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.
  Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that are not associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; social, political or economic instability; fluctuations in foreign currency exchange rates and related conversion costs or currency redenomination; nationalization or expropriation of assets; adverse foreign tax consequences; different and/or less stringent financial reporting standards; and settlement, custodial or other operational delays. The risks may be exacerbated in connection with investments in emerging markets. World markets, or those in a particular region, all may react in similar fashion to important economic or political developments. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate. Securities of issuers traded on exchanges may be suspended, either by the issuers themselves, by an exchange or by governmental authorities. The likelihood of such suspensions may be higher for securities of issuers in emerging markets than in more developed markets. In the event that the Fund holds material positions in such suspended securities, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.
  Management Risk. Fund performance is primarily dependent on Pzena’s skill in evaluating and managing the Fund’s portfolio. There can be no guarantee that its decisions will produce the desired results, and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Markets can be volatile, and the Fund’s holdings can decline in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities, can react differently to these developments. Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in volatility in the financial markets, both U.S. and foreign. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. These circumstances also have decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.
  Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Individual sectors may be more volatile, and may perform differently, than the broader market. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.
  Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of Pzena, undervalued. The value of a security believed by Pzena to be undervalued may never reach what is believed to be its full value, such security’s value may decrease or such security may be appropriately priced.

Performance
The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the Fund’s returns with those of two broad-based securities market indexes and a Lipper and Morningstar peer group (each a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. Unlike the returns in the chart, the returns in the table reflect the maximum applicable sales charges for the Fund.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Effective July 31, 2018, the name of the Fund changed from Ivy Cundill Global Value Fund to Ivy Pzena International Value Fund, the Fund’s subadviser changed to Pzena, and the Fund changed its investment strategy to invest in equity securities of issuers located in, or with significant business, assets, or operations in, countries throughout the world other than the United States. The Fund’s performance prior to July 31, 2018 reflects the Fund’s former strategy; its performance may have differed if the Fund’s current strategy had been in place.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyinvestments.com or call 800.777.6472 for the Fund’s updated performance.
Chart of Year-by-Year Returns as of December 31 each year

In the period shown in the chart, the highest quarterly return was 20.54% (the first quarter of 2012) and the lowest quarterly return was -19.75% (the third quarter of 2011). The Class A return for the year through June 30, 2018 was -4.13%.
Average Annual Total Returns as of December 31, 2017
Average Annual Total Returns - Ivy Pzena International Value Fund		1 Year	5 Years	10 Years	Life of Class	Inception Date
Class A		9.59%	6.00%	2.72%
Class A | Return After Taxes on Distributions		9.37%	5.90%	2.65%
Class A | Return After Taxes on Distributions and Sale of Fund Shares		5.59%	4.68%	2.12%
Class B		10.72%	5.84%	2.49%
Class C		15.57%	6.64%	2.73%
Class I		16.72%	7.78%	3.87%
Class N		16.94%			2.39%	Jul. 31, 2014
Class R		16.03%	7.14%		7.05%	Dec. 19, 2012
Class Y		16.47%	7.50%	3.76%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	[1]	25.03%	7.90%	1.94%
MSCI ACWI Value Index (reflects no deduction for fees, expenses or taxes)		18.27%	9.46%	3.63%
Lipper Global Multi-Cap Value Funds Universe Average (net of fees and expenses)		18.87%	9.79%	4.50%
Morningstar World Large Stock Category Average (net of fees and expenses)		24.11%	10.74%	4.81%
[1]	(The Fund’s benchmark changed from MSCI ACWI Value Index, effective July 31, 2018. IICO believes that the MSCI EAFE Index is more reflective of the types of securities in which the Fund invests than the MSCI ACWI Value Index.)